Shareholders’ Equity (Details)									12 Months Ended
	Jan. 20, 2025 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) shares	Aug. 03, 2021 USD ($) $ / shares shares	Feb. 07, 2020 USD ($) $ / shares shares	Dec. 23, 2019 HKD ($)	Dec. 20, 2019 USD ($) $ / shares shares	Dec. 18, 2019 HKD ($)	Jun. 14, 2019 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 23, 2023
Class of Stock [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001	$ 0.0001
Number of shares issued (in Shares) | shares			837,300
Shares issued price per share (in Dollars per share) | $ / shares			$ 1
Proceeds from sale of common stock									$ 327,600
Value of shares issued			$ 837,300						$ 327,600
Common stock, shares outstanding (in Shares) | shares									81,915,838	81,551,838
Common stock, shares authorized (in Shares) | shares									600,000,000	600,000,000
Preferred stock, shares authorized (in Shares) | shares									200,000,000	200,000,000
Preferred stock, par value (in Dollars per share) | $ / shares									$ 0.0001	$ 0.0001
Preferred stock, shares issued (in Shares) | shares
Preferred stock, shares outstanding (in Shares) | shares
See Unicorn Ventures Sdn Bhd [Member]
Class of Stock [Line Items]
Restricted common stock, shares (in Shares) | shares						21,850,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Restricted common stock, value						$ 2,185
Working capital						$ 2,185
SEA Tech Ventures Corp [Member]
Class of Stock [Line Items]
Restricted common stock, shares (in Shares) | shares						10,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Restricted common stock, value						$ 1,000
Working capital						$ 1,000
Asia FIN Talent Sdn Bhd [Member]
Class of Stock [Line Items]
Restricted common stock, shares (in Shares) | shares						5,000,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Restricted common stock, value						$ 500
Working capital						$ 500
Malaysia Company [Member]
Class of Stock [Line Items]
Ownership percentage							100.00%
Compensation to CEO (in Dollars)							$ 1
SEA Tech Ventures Corp [Member]
Class of Stock [Line Items]
Ownership percentage						17.49%
Hong Kong Company [Member]
Class of Stock [Line Items]
Compensation to CEO (in Dollars)					$ 1
StarFIN Holdings Limited [Member]
Class of Stock [Line Items]
Ownership percentage		100.00%									10.91%
Shares issued for acquisition (in Shares) | shares		8,232,038
Shares issued for acquisition, value		$ 9,055,242
Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted common stock, shares (in Shares) | shares						21,900,000		100,000
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001
Restricted common stock, value						$ 2,190		$ 10
Working capital						$ 2,190		$ 10
Jeremy Wong Zi Jun [Member]
Class of Stock [Line Items]
Working capital				$ 50,000
Number of shares issued (in Shares) | shares				500,000
Shares issued price per share (in Dollars per share) | $ / shares				$ 0.1
Proceeds from sale of common stock				$ 50,000
14 Individual [Member]
Class of Stock [Line Items]
Working capital	$ 327,600
Number of shares issued (in Shares) | shares	364,000
Shares issued price per share (in Dollars per share) | $ / shares	$ 0.9
Value of shares issued	$ 327,600